Derivative financial instruments	9 Months Ended
Sep. 30, 2026
Derivative financial instruments
Derivative financial instruments

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

12.Derivative financial instruments

The Group’s derivative instruments have been classified as fair value through profit or loss. The instruments are measured at fair value with the resultant gains or losses recognized in the condensed consolidated statement of (loss)/income and other comprehensive income/(loss). The related net foreign exchange (loss)/gain is included in finance income (note 8) and finance costs (note 9).

The underlying contractual notional amounts for the derivative instruments as of September 30, 2026, and as of December 31, 2025, are as follows:

	September 30,	December 31,
	2026	2025
	$'m	$'m

Derivative instruments
Embedded options within listed bonds(a)	2,186.0	2,186.0
	2,186.0	2,186.0
(a)	This relates to early redemption clauses within the Group’s Senior Notes (see note 15 - Borrowings). The 2027 Notes may be redeemed (in whole or in part) at a price of 100.00000%. On or after November 29, 2025 or 2026, the 2028 Notes may be redeemed (in whole or in part) at a price of 101.56250% and 100.00000%, respectively. On or after November 29, 2026, 2027 or 2028, the 2030 Notes may be redeemed (in whole or in part) at a price of 103.93750%, 101.96875% and 100.00000%, respectively. On or after November 29, 2027, 2028 or 2029, the 2031 Notes may be redeemed (in whole or in part) at a price of 104.12500%, 102.06250% and 100.00000%, respectively.

The fair value asset amounts of the derivative instruments are as follows:

	September 30,	December 31,
	2026	2025
	$'m	$'m

Derivative instruments
Embedded options within listed bonds	45.7	48.1
	45.7	48.1

The change in fair value of the derivative instruments recorded in the condensed consolidated statement of (loss)/income and other comprehensive income/(loss) is:

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2026	2025	2026	2025
	$'m	$'m	$'m	$'m

Derivative instruments
Embedded options within listed bonds	(18.5)	30.6	(7.1)	34.9
Foreign exchange swaps	—	10.2	—	10.4
Non-deliverable forwards (a)	(6.5)	—	(30.4)	—
	(25.0)	40.8	(37.5)	45.3
(a)	This relates to the deal-contingent BRL/USD non-deliverable forward transaction entered into by the Group to hedge the Brazilian real-denominated portion of the expected sales proceeds relating to the Latam Towers Disposal. The derivative was a foreign exchange forward contract valued using quoted market inputs for forward foreign exchange rates (i.e. a Level 2 instrument). Following completion of the disposal, the derivative matured and settled in August 2026.